VIA EDGAR



August 3, 2001

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Filing Pursuant to Rule 497(j)
         John Hancock Current Interest
            John Hancock Money Market Fund
            John Hancock U.S. Government Cash Reserve

        File Nos. 2-50931; 811-02485 (0000026262)

Ladies and Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information dated August 1, 2001 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

                                   Sincerely,


                                  /s/Joan O'Neill
                                  ---------------
                                  Joan O'Neill
                                  Senior Paralegal
                                  State and Federal Compliance




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